Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Significant Accounting Policies [Abstract]
Schedule of company's voyage revenues
Customers individually accounting for more than 10% of the Company's revenues during the years ended December 31, 2015, 2014 and 2013 were:
Customer	2015	2014	2013
A	47%	-	-
B	15%	-	-
C	12%	-	-
D	10%	-	-
E	-	59%	18%
F	-	29%	-
G	-	-	16%
H	-	-	12%
I	-	-	10%
Total	84%	88%	56%